Cover	Apr. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2026
File Number	333-268561
Entity Registrant Name	Mag Magna Corp.
Entity Central Index Key	0001949864
TaxIdentificationNumber	98-1626237
Incorporation State	WY
address	4005 West Reno Avenue
address	Suite F
address	Las Vegas
address	NV
address	89118
City Area Code	702
Local Phone Number	595-2247
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false